Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 28, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill (note 8)			$ 2,426	$ 8,059
Intangible Assets, Net (Excluding Goodwill)			2,545	11,625
Operating Segments | Tankers [Member]
Goodwill [Line Items]
Goodwill (note 8)			1,900	1,900
Operating Segments | Ship To Ship Transfer [Member]
Goodwill [Line Items]
Goodwill (note 8)			$ 500	$ 6,200
Forecast | Ship to Ship Transfer Business
Goodwill [Line Items]
Proceeds from business divestiture	$ 26,000	$ 26,000
Forecast | Ship to Ship Transfer Business | Subsequent Event [Member]
Goodwill [Line Items]
Proceeds from business divestiture	$ 26,000